Cash and cash equivalents - Additional information (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Disclosure of business combination [Line Items]
Short-term deposits, classified as cash equivalents	[1]	$ 171,906	$ 311,775
Scotiabank Peru [Member]
Disclosure of business combination [Line Items]
Short-term deposits, classified as cash equivalents		125,000
Sociedad Minera Cerro Verde S.A.A. [Member] | Citibank NY [Member]
Disclosure of business combination [Line Items]
Short-term deposits, classified as cash equivalents		85,100
Sociedad Minera Cerro Verde S.A.A. [Member] | Scotiabank Peru [Member]
Disclosure of business combination [Line Items]
Short-term deposits, classified as cash equivalents		125,000
Sociedad Minera Cerro Verde S.A.A. [Member] | BBVA Continental Peru [Member]
Disclosure of business combination [Line Items]
Short-term deposits, classified as cash equivalents		50,000
Sociedad Minera Cerro Verde S.A.A. [Member] | Banco de Credito del Peru [member]
Disclosure of business combination [Line Items]
Short-term deposits, classified as cash equivalents		50,000
Sociedad Minera Cerro Verde S.A.A. [Member] | Moodys [Member]
Disclosure of business combination [Line Items]
Short-term deposits, classified as cash equivalents		$ 211,300

[1]	(c)As of December 31, 2019 and 2018, time deposits were kept in prime financial institutions, which generated interest at annual market rates and have current maturities, according to the immediate cash needs of the Group.